Schedule of Fair Value Derivative Liability (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 17, 2022	Mar. 31, 2022	Jan. 07, 2022	Dec. 20, 2021
Short-Term Debt [Line Items]
Convertible debt			$ 66,000,000
C D One Note [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 6,320,807
Total Fair Value	4,892,435	$ 5,633,253		$ 6,303,567
R C D Note [Member]
Short-Term Debt [Line Items]
Convertible debt	7,679,193				$ 8,000,000	$ 8,000,000
Total Fair Value	7,359,776	7,078,596		7,886,743
C D Two Note [Member]
Short-Term Debt [Line Items]
Convertible debt	15,000,000
Total Fair Value	12,710,097	14,176,578
C D Note And R C D Note [Member]
Short-Term Debt [Line Items]
Convertible debt	14,000,000
Total Fair Value	24,962,308	$ 26,888,427		$ 14,190,310
C D Note [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 15,000,000